October 8, 2003



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreent International Trust (the "Trust")
          Evergreen International Equity Fund
          File Nos. 333-42195/811-08553

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and the Supplement to the Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and Supplement to the Statement of Additional Information contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 22 to Registration Statement Nos. 333-42195/811-08553) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 7, 2003.

     If you have any questions or would like further information, please call me at (617) 210-3681.

                                             Very truly yours,

                                             /s/ Allison McLellan

                                             Allison McLellan